Schedule of Investments
September 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.03%
Australia–0.42%
Rio Tinto PLC	37,327	$2,649,754
Canada–5.29%
Canadian Pacific Kansas City Ltd.	145,030	12,403,875
Constellation Software, Inc.	3,849	12,522,163
Dollarama, Inc.	83,749	8,578,939
		33,504,977
China–2.17%
NetEase, Inc.	101,921	1,903,854
Tencent Holdings Ltd.	212,800	11,832,710
		13,736,564
France–4.84%
Hermes International S.C.A.	1,969	4,848,373
L’Oreal S.A.	28,569	12,814,242
LVMH Moet Hennessy Louis Vuitton SE	13,439	10,306,040
TotalEnergies SE	40,860	2,653,256
		30,621,911
Ireland–2.05%
Accenture PLC, Class A	36,735	12,985,088
Italy–0.77%
Ryanair Holdings PLC, ADR	108,213	4,889,041
Netherlands–2.26%
ASML Holding N.V.	6,678	5,555,160
IMCD N.V.	50,189	8,718,569
		14,273,729
South Korea–0.69%
Samsung Electronics Co. Ltd.	92,753	4,335,162
Sweden–0.70%
Atlas Copco AB, Class A	230,184	4,461,058
Taiwan–1.73%
Taiwan Semiconductor Manufacturing Co. Ltd.	364,000	10,976,102
United Kingdom–8.29%
3i Group PLC	417,668	18,502,058
Ashtead Group PLC	40,673	3,151,376
Berkeley Group Holdings PLC (The)	65,688	4,154,858
RELX PLC	277,310	13,062,897
Unilever PLC	210,378	13,639,495
		52,510,684
United States–67.82%
Alphabet, Inc., Class A	83,914	13,917,137
Amazon.com, Inc.(a)	129,696	24,166,256
American Express Co.	27,934	7,575,701
Shares		Value
United States–(continued)
AMETEK, Inc.	35,039	$6,016,547
Amphenol Corp., Class A	154,917	10,094,392
Analog Devices, Inc.	48,143	11,081,074
Apple, Inc.	78,715	18,340,595
Berkshire Hathaway, Inc., Class B(a)	25,801	11,875,168
Broadcom, Inc.	86,376	14,899,860
CME Group, Inc., Class A	30,374	6,702,023
Coca-Cola Co. (The)	173,090	12,438,247
Copart, Inc.(a)	191,100	10,013,640
Costco Wholesale Corp.	3,866	3,427,286
Danaher Corp.	43,387	12,062,454
EOG Resources, Inc.	80,567	9,904,101
Fastenal Co.	82,671	5,904,363
Ferguson Enterprises, Inc.	47,303	9,392,957
Home Depot, Inc. (The)	27,290	11,057,908
Intuit, Inc.	3,460	2,148,660
JPMorgan Chase & Co.	36,453	7,686,480
Linde PLC	24,244	11,560,994
Marsh & McLennan Cos., Inc.	56,675	12,643,626
Martin Marietta Materials, Inc.	12,917	6,952,575
Mastercard, Inc., Class A	33,057	16,323,547
Medpace Holdings, Inc.(a)	7,090	2,366,642
Meta Platforms, Inc., Class A	15,718	8,997,612
Microsoft Corp.	89,693	38,594,898
Moody’s Corp.	12,846	6,096,583
Motorola Solutions, Inc.	11,745	5,280,904
MSCI, Inc.	10,103	5,889,342
NVIDIA Corp.	127,924	15,535,090
Old Dominion Freight Line, Inc.	75,972	15,091,078
O’Reilly Automotive, Inc.(a)	13,136	15,127,418
Progressive Corp. (The)	45,418	11,525,272
Texas Instruments, Inc.	33,025	6,821,974
Thermo Fisher Scientific, Inc.	26,918	16,650,667
Union Pacific Corp.	36,347	8,958,808
UnitedHealth Group, Inc.	27,700	16,195,636
		429,317,515
Total Common Stocks & Other Equity Interests (Cost $470,628,352)		614,261,585
Money Market Funds–2.59%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(b)(c)	9,845,639	9,845,639
Invesco Treasury Portfolio, Institutional Class, 4.78%(b)(c)	6,563,760	6,563,760
Total Money Market Funds (Cost $16,409,399)		16,409,399
TOTAL INVESTMENTS IN SECURITIES—99.62% (Cost $487,037,751)		630,670,984
OTHER ASSETS LESS LIABILITIES–0.38%		2,394,782
NET ASSETS–100.00%		$633,065,766

Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,865,252	$62,403,778	$(56,423,391)	$-	$-	$9,845,639	$316,864
Invesco Treasury Portfolio, Institutional Class	2,576,835	41,602,518	(37,615,593)	-	-	6,563,760	210,376
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	7,595,167	(7,595,167)	-	-	-	16,287*
Invesco Private Prime Fund	-	19,548,052	(19,549,119)	-	1,067	-	43,578*
Total	$6,442,087	$131,149,515	$(121,183,270)	$-	$1,067	$16,409,399	$587,105

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$2,649,754	$—	$2,649,754
Canada	33,504,977	—	—	33,504,977
China	—	13,736,564	—	13,736,564
France	—	30,621,911	—	30,621,911
Ireland	12,985,088	—	—	12,985,088
Italy	4,889,041	—	—	4,889,041
Netherlands	—	14,273,729	—	14,273,729
South Korea	—	4,335,162	—	4,335,162
Sweden	—	4,461,058	—	4,461,058
Taiwan	—	10,976,102	—	10,976,102
United Kingdom	—	52,510,684	—	52,510,684
United States	429,317,515	—	—	429,317,515
Money Market Funds	16,409,399	—	—	16,409,399
Total Investments	$497,106,020	$133,564,964	$—	$630,670,984
Invesco Global Core Equity Fund